Downpayment For Investment	12 Months Ended
Sep. 30, 2025
Downpayment for Investment [Abstract]
DOWNPAYMENT FOR INVESTMENT
14.	DOWNPAYMENT FOR INVESTMENT

On October 25, 2023, the Company committed to invest $6,000,000 (RMB 43,321,800) to establish a new company, Nanjing Cesun Power Co., Ltd. with other parties. The purpose of the investment is to develop solar power stations and conduct joint research and development of new solar products with other parties. Huang Weiqi is the common director of Nanjing Cesun Power Co., Ltd.

As of September 30, 2024, the Company had made a downpayment for this investment of $4,136,577 (RMB 29,028,840), with the remaining balance payable amounting to $1,863,423 (RMB 14,292,960) outstanding. As of September 30, 2025, the Company made additional capital payments into the investment, resulting in a cumulative investment amount of $5,464,618 (RMB 38,828,840). Upon obtaining the ability to exercise significant influence over the investee, the down payment was reclassified to an equity-method investment The Company does not involve in the operation into the invested company mentioned above.